Employee Stock Ownership Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Oct. 04, 2012
Shares held by the ESOP at year end
Allocated to participants	104,518	96,268	59,650
Unearned	382,259	404,745	449,717
Total ESOP shares	486,777	501,013	509,367
Fair value of unearned shares	$ 4,774	$ 4,501